Expense Example - Polen International Equity ETF - Polen International Equity ETF	Aug. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 166